Consolidated Statements of Financial Position - AUD ($)	Jun. 30, 2019	Jun. 30, 2018
Current Assets
Cash and cash equivalents	$ 14,399,904	$ 15,235,556
Trade and other receivables	4,829,497	3,152,410
Other current assets	631,769	266,625
Total Current Assets	19,861,170	18,654,591
Non-Current Assets
Property and equipment, net of accumulated depreciation of A$329,824 and $299,817 respectively	48,748	71,422
Total Non-Current Assets	48,748	71,422
Total Assets	19,909,918	18,726,013
Current Liabilities
Trade and other payables	2,718,174	2,055,247
Provisions	601,995	588,693
Total Current Liabilities	3,320,169	2,643,940
Non-Current Liabilities
Provisions (Note 8)	34,976	916
Total Non-Current Liabilities	34,976	916
Total Liabilities	3,355,145	2,644,856
Net Assets	16,554,773	16,081,157
Equity
2019: 860,837,432 fully paid ordinary shares. Nil options over fully paid ordinary shares 2018: 533,891,470 fully paid ordinary shares. Nil options over fully paid ordinary shares.	156,632,636	143,910,328
Reserves	1,158,975	1,753,954
Accumulated deficit during the development stage	(141,236,838)	(129,583,125)
Total Equity	$ 16,554,773	$ 16,081,157